FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2026
Financial Instruments And Risk Management
Schedule of financial instruments

	March 31,
	2026			2025
	Amortized Cost	FVTOCI	FVTPL	Amortized Cost	FVTOCI	FVTPL
Financial assets
Cash and cash equivalents	$686	$—	$—	$1,670	$—	$—
Stablecoin	$21	$—	$—	$—	$—	$—
Prepaid expenses and other current assets	$1,984	$—	$—	$555	$—	$—

	March 31,
	2026		2025
	Amortized Cost	FVTPL	Amortized Cost	FVTPL
Financial liabilities
Accounts payable and accrued liabilities	$4,146	$—	$1,100	$—
TON payable to settle put rights exercised	$—	$1,425	$—	$—
Put right liability	$—	$7,105	$—	$—
Warrant liability	$—	$192	$—	$1,952
Lease liability - current and noncurrent	$—	$138	$—	$—

Schedule of liabilities measured at fair value on a recurring basis

	March 31,
	2026			2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial and digital assets
Digital assets at fair value, TON liquid	$126	$—	$—	$—	$—	$—
Digital assets at fair value, TON locked	$—	$—	$2,366	$—	$—	$—

	March 31,
	2026			2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial liabilities
TON payable to settle put rights exercised	$—	$—	$1,425	$—	$—	$—
Put right liability	$—	$—	$7,105	$—	$—	$—
Warrant liability	$—	$—	$192	$—	$—	$1,952